Leases (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	[1]	Jun. 30, 2023 CNY (¥)
Leases [Abstract]
Sublease income	¥ 3,056,058	$ 428,812	¥ 707,009
Sublease cost	2,913,502	408,809
Total operating lease expenses	6,617,610	928,553			¥ 2,432,398
Lease termination loss	¥ (310,673)	$ (43,592)			¥ (1,197,921)

[1]	For the six months ended June 30, 2024, the Group incurred sublease income of RMB3,056,058 (US$428,812), and sublease cost of RMB2,913,502 (US$408,809).